Commitments (Capital commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about commitments [line items]
Contracted but not provided	¥ 35,652,079	¥ 42,634,992
Joint ventures of the Group
Disclosure of detailed information about commitments [line items]
Commitments to make capital contributions		¥ 31,116